The Group's maximum exposure to unconsolidated structured entities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Carrying amount	¥ 1,487,871	¥ 1,690,967
Asset management products | related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	963,050	166,235
Maximum possible risk exposure	963,050	166,235
Asset management products | Group
Disclosure of unconsolidated structured entities [line items]
Size	1,989,856	2,315,000
Wealth management products | related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	524,145	1,489,274
Maximum possible risk exposure	¥ 524,145	1,489,274
Wealth management products | third party
Disclosure of unconsolidated structured entities [line items]
Carrying amount		34,020
Maximum possible risk exposure		¥ 34,020